As filed with the Securities and Exchange Commission on June 12, 2017
File Nos. 333-159484 and 811-22298

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 259	☒
and/or
REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 263	☒

(Check appropriate box or boxes)
Starboard Investment Trust
 (Exact Name of Registrant as Specified in Charter)
116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
 (Address of Principal Executive Offices)
252-972-9922
 (Registrant's Telephone Number, including Area Code)
Matthew J. Beck
116 South Franklin Street
P.O. Box 69
Rocky Mount, NC  27802

Approximate Date of Proposed Public Offering:	As soon as practicable after the effective
date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[   ] immediately upon filing pursuant to paragraph (b)
[   ] on (date) pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[X] on June 19, 2017 pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(a)(1) for the sole purpose of designating June 19, 2017 as the new effective date for Post-Effective Amendment No. 253 to the Registration Statement filed on April 13, 2017 for the Sector Rotation Fund. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 253 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 12th day of June, 2017.

STARBOARD INVESTMENT TRUST

By:	/s/ Matthew J. Beck
Matthew J. Beck
Secretary and Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

*	Trustee and Chairman	June 12, 2017
James H. Speed, Jr.

*	Trustee	June 12, 2017
J. Buckley Strandberg

*	Trustee	June 12, 2017
Michael G. Mosley

*	Trustee	June 12, 2017
Theo H. Pitt, Jr.

*	President and Principal Executive Officer	June 12, 2017
Katherine M. Honey

*	Treasurer, Assistant Secretary and Principal	June 12, 2017
Ashley E. Harris	Financial Officer

* By: /s/ Matthew J. Beck	June 12, 2017
Matthew J. Beck Secretary and Attorney-in-Fact